Interim consolidated statement of profit or loss - unaudited - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Interim consolidated statement of profit or loss
Revenue from contracts with customers		£ 185,440	£ 172,850	£ 311,901	£ 281,822
Operating expenses		(179,717)	(138,659)	(333,820)	(262,132)
(Loss)/profit on disposal of intangible assets		(318)	14,278	17,158	1,683
Operating profit/(loss)		5,405	48,469	(4,761)	21,373
Finance costs		(7,473)	(5,722)	(22,591)	(25,296)
Finance income		1	25,424	5,465	45,019
Net finance (costs)/income		(7,472)	19,702	(17,126)	19,723
(Loss)/profit before income tax		(2,067)	68,171	(21,887)	41,096
Income tax credit/(expense)		665	(4,343)	4,946	(7,538)
(Loss)/profit for the period		£ (1,402)	£ 63,828	£ (16,941)	£ 33,558
(Loss)/earnings per share during the period:
Basic (loss)/earnings per share		£ (0.0086)	£ 0.3917	£ (0.1039)	£ 0.2060
Diluted (loss)/earnings per share	[1]	£ (0.0086)	£ 0.3907	£ (0.1039)	£ 0.2054

[1]	For the three and six months ended 31 December 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.